Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net (Loss)/Income	$ (3,325,413)	$ 1,809	$ (4,030,345)	$ (144,966)	$ (783,789)	$ (1,848,619)
Other comprehensive gain/(loss), net of tax
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments	57,082	(336,846)	135,195	(534,227)	(524,173)	226,965
Total other comprehensive gain/(loss)	57,082	(336,846)	135,195	(534,227)	(524,173)	226,965
Total Comprehensive Loss	$ (3,268,331)	$ (335,037)	$ (3,895,150)	$ (679,193)	$ (1,307,962)	$ (1,621,654)